ASSETS HELD FOR SALE (Details) - EUR (€) € in Millions	Jun. 28, 2024	Dec. 31, 2023
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
Assets held for sale	€ 43	€ 22